Other comprehensive income - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains (losses)	€ 527	€ 597
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	1,052	897
Revaluation losses	(525)	(300)
Net revaluation gains (losses)	527	597
Fair value	2,789	2,671
Domestic | SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	19	20
Revaluation losses	(444)	(216)
Net revaluation gains (losses)	(425)	(196)
Fair value	185	417
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	60	160
Revaluation losses	(78)	(76)
Net revaluation gains (losses)	(18)	84
Fair value	319	652
International | UNITED STATES
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	13	9
Net revaluation gains (losses)	13	9
Fair value	45	42
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	960	708
Revaluation losses	(3)	(8)
Net revaluation gains (losses)	957	700
Fair value	2,240	1,560
Listed
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	961	818
Revaluation losses	(15)	(18)
Net revaluation gains (losses)	946	800
Fair value	2,289	1,943
Unlisted
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	91	79
Revaluation losses	(510)	(282)
Net revaluation gains (losses)	(419)	(203)
Fair value	€ 500	€ 728